Combined and Consolidated Statements of Cash Flows (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Statement of Cash Flows [Abstract]
Cash outflow from acquisition of subsidiary, net of cash acquired	¥ 571	¥ 571	¥ 571
Net of capitalized amount	4,433	11	0
Cash and cash equivalents	1,554,583	913,277	449,352
Restricted cash	3,541	0
Cash, cash equivalents and restricted cash	¥ 1,558,124	¥ 913,277	¥ 449,352